Redeemable Convertible Preferred Stock - Schedule of Redeemable Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jul. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
PREFERRED SHARES AUTHORIZED	74,804,100		74,804,100			74,804,100
PREFERRED SHARES ISSUED	73,987,407		73,924,907			73,883,241
PREFERRED SHARES OUTSTANDING	73,987,407		73,924,907			73,883,241
CARRYING VALUE	$ 225,033		$ 214,784			$ 201,023
LIQUIDATION PREFERENCE	$ 225,033		$ 214,550			$ 200,725
COMMON STOCK ISSUABLE UPON CONVERSION	9,464,924		9,456,928			9,451,598
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
PREFERRED SHARES AUTHORIZED	33,200,000		33,200,000			33,200,000
PREFERRED SHARES ISSUED	33,200,000		33,200,000			33,200,000
PREFERRED SHARES OUTSTANDING	33,200,000	33,200,000	33,200,000	33,200,000	33,200,000	33,200,000	33,200,000
CARRYING VALUE	$ 46,162	$ 45,493	$ 44,169	$ 43,499	$ 42,830	$ 41,738	$ 41,738
LIQUIDATION PREFERENCE	$ 46,162		$ 44,169			$ 41,513
COMMON STOCK ISSUABLE UPON CONVERSION	4,247,153		4,247,153			4,247,153
Series B Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
PREFERRED SHARES AUTHORIZED	21,400,000		21,400,000			21,400,000
PREFERRED SHARES ISSUED	20,583,328		20,520,828			20,479,162
PREFERRED SHARES OUTSTANDING	20,583,328	20,583,328	20,520,828	20,520,828	20,520,828	20,479,162	20,395,830
CARRYING VALUE	$ 84,769	$ 83,524	$ 81,108	$ 79,797	$ 78,487	$ 75,900	$ 70,735
LIQUIDATION PREFERENCE	$ 84,769		$ 80,874			$ 75,827
COMMON STOCK ISSUABLE UPON CONVERSION	2,633,138		2,625,142			2,619,812
Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
PREFERRED SHARES AUTHORIZED	20,204,100		20,204,100			20,204,100
PREFERRED SHARES ISSUED	20,204,079		20,204,079			20,204,079
PREFERRED SHARES OUTSTANDING	20,204,079	20,204,079	20,204,079	20,204,079	20,204,079	20,204,079	20,204,079
CARRYING VALUE	$ 94,102	$ 92,559	$ 89,507	$ 87,964	$ 86,421	$ 83,385	$ 77,263
LIQUIDATION PREFERENCE	$ 94,102		$ 89,507			$ 83,385
COMMON STOCK ISSUABLE UPON CONVERSION	2,584,633		2,584,633			2,584,633